UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATION AND COMPREHENSIVE(LOSS) INCOME - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES
Total revenues	$ 7,319,223	$ 12,686,708
COST OF REVENUES
Total cost of revenues	4,397,750	8,184,873
GROSS PROFIT	2,921,473	4,501,835
OPERATING EXPENSES:
Selling	102,096	25,725
General and administrative	1,191,360	1,361,481
Research and development	31,918	34,706
Stock-based compensation	2,145,000	454,250
Provision for credit loss, net	588,484	795,757
Total operating expenses	4,058,858	2,671,919
INCOME FROM OPERATIONS	(1,137,385)	1,829,916
OTHER INCOME (EXPENSE)
Interest income	(6,814)	138
Interest expense	(39,200)	(69,446)
Other (expense) income, net	89,556	58,212
Total other (expense) income, net	43,542	(11,096)
INCOME BEFORE INCOME TAXES	(1,093,843)	1,818,820
INCOME TAXES EXPENSE	214,668	401,401
NET (LOSS) INCOME	(1,308,511)	1,417,419
Less: net loss attributable to noncontrolling interest	(46,345)	(51,609)
NET (LOSS) INCOME ATTRIBUTABLE TO CDT ENVIRONMENTAL TECHNOLOGY INVESTMENT HOLDINGS LIMITED	(1,262,166)	1,469,028
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	122,199	(149,654)
TOTAL COMPREHENSIVE (LOSS) INCOME	(1,186,312)	1,267,765
Less: Comprehensive loss attributable to noncontrolling interest	(45,710)	(54,127)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO CDT ENVIRONMENTAL TECHNOLOGY INVESTMENT HOLDINGS LIMITED	$ (1,140,602)	$ 1,321,892
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Basic	11,910,635	9,810,714
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Diluted	11,910,635	9,810,714
(LOSS) EARNINGS PER SHARE
EARNINGS PER SHARE - Basic	$ (0.11)	$ 0.15
EARNINGS PER SHARE - Diluted	$ (0.11)	$ 0.15
Sewage Treatment Systems [Member]
REVENUES
Total revenues	$ 6,762,644	$ 12,066,255
COST OF REVENUES
Total cost of revenues	4,088,886	7,869,468
Sewage Treatment Services And Others [Member]
REVENUES
Total revenues	556,579	620,453
COST OF REVENUES
Total cost of revenues	$ 308,864	$ 315,405